Property and Equipment (Including Right of Use Assets) - Summary of Changes in the Value of Property and Equipment and Right-of-use Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Cost
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	$ 23,492	$ 21,040
Additions	1,014	1,362
Discontinued Operations	(17,669)
Disposals	(47)	(99)
Foreign exchange	28	1,189
Ending balance	6,818	23,492
Accumulated Depreciation
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	7,730	4,344
Depreciation	1,154	2,916
Discontinued Operations	(6,308)
Disposals	(47)	(99)
Foreign exchange	242	569
Ending balance	2,771	7,730
Net Book Value
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	15,762
Ending balance	4,047	15,762
Computer Hardware | Cost
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	281	229
Additions	136	12
Discontinued Operations	(205)
Disposals	(15)	0
Foreign exchange	(8)	40
Ending balance	189	281
Computer Hardware | Accumulated Depreciation
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	223	146
Depreciation	50	66
Discontinued Operations	(129)
Disposals	(15)	0
Foreign exchange	(11)	11
Ending balance	118	223
Computer Hardware | Net Book Value
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	58
Ending balance	71	58
Furniture and Equipment | Cost
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	45	21
Additions	1	22
Discontinued Operations	(39)
Disposals	0	0
Foreign exchange	1	2
Ending balance	8	45
Furniture and Equipment | Accumulated Depreciation
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	14	6
Depreciation	6	8
Discontinued Operations	(17)
Disposals	0	0
Foreign exchange	1	0
Ending balance	4	14
Furniture and Equipment | Net Book Value
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	31
Ending balance	4	31
Building | Cost
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	16,174	15,144
Additions	0	210
Discontinued Operations	(12,852)
Disposals	0	0
Foreign exchange	211	820
Ending balance	3,533	16,174
Building | Accumulated Depreciation
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	3,911	1,831
Depreciation	286	1,922
Discontinued Operations	(3,262)
Disposals	0	0
Foreign exchange	59	158
Ending balance	994	3,911
Building | Net Book Value
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	12,263
Ending balance	2,539	12,263
Automobile | Cost
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	291	165
Additions	126	207
Discontinued Operations	0
Disposals	(32)	(99)
Foreign exchange	4	18
Ending balance	389	291
Automobile | Accumulated Depreciation
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	87	112
Depreciation	72	67
Discontinued Operations	0
Disposals	(32)	(99)
Foreign exchange	4	7
Ending balance	131	87
Automobile | Net Book Value
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	204
Ending balance	258	204
Leasehold Improvements | Cost
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	336	307
Additions	0	20
Discontinued Operations	(148)
Disposals	0	0
Foreign exchange	2	9
Ending balance	190	336
Leasehold Improvements | Accumulated Depreciation
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	170	102
Depreciation	54	65
Discontinued Operations	(78)
Disposals	0	0
Foreign exchange	1	3
Ending balance	147	170
Leasehold Improvements | Net Book Value
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	166
Ending balance	43	166
Lab Equipment | Cost
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	6,255	5,143
Additions	626	812
Discontinued Operations	(4,425)
Disposals	0	0
Foreign exchange	(182)	300
Ending balance	2,274	6,255
Lab Equipment | Accumulated Depreciation
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	3,325	2,147
Depreciation	686	788
Discontinued Operations	(2,822)
Disposals	0	0
Foreign exchange	188	390
Ending balance	1,377	3,325
Lab Equipment | Net Book Value
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	2,930
Ending balance	897	2,930
WIP - Leasehold Improvements | Cost
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	110	31
Additions	125	79
Discontinued Operations	0
Disposals	0	0
Foreign exchange	0	0
Ending balance	235	110
WIP - Leasehold Improvements | Accumulated Depreciation
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	0	0
Depreciation	0	0
Discontinued Operations	0
Disposals	0	0
Foreign exchange	0	0
Ending balance	0	0
WIP - Leasehold Improvements | Net Book Value
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	110
Ending balance	$ 235	$ 110